CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 451	¥ 3,198	¥ 1,990
Due from related parties (note 3)	4,792	33,890	129,506
Accounts receivable	209	1,481	0
Advances to suppliers (note 5)	76	538	1,188
Inventories (note 6)	4,033	28,527	81,947
Other current assets (note 7)	222	1,588	247
Total current assets	9,783	69,222	214,878
Asset held for sale (note 8) | $	799
Land use rights, net (note 9)	1,826	12,913	16,564
Plant and equipment, net (note 10)	21,083	149,116	172,748
Long-term investments (note 11)	2,311	16,347	16,347
Acquired intangible assets, net (note 12)	773	5,469	8,362
Other assets (note 13)	338	2,393	1,202
Total assets (including amounts of the consolidated VIEs without recourse to the Company of RMB423,533 and RMB244,722 as of September 30, 2018 and 2019, respectively)	36,913	261,112	430,101
Current liabilities:
Current portion of long-term borrowings (note 14)	11,114	78,611	78,235
Accounts payable	1,375	9,723	7,955
Due to growers	1,026	7,260	7,984
Due to related parties	6,028	42,633	293,732
Advances from customers	7,387	52,244	6,338
Income tax payable	93	656	0
Other payables and accrued expenses (note 15)	8,013	56,675	37,927
Total current liabilities	35,036	247,802	432,171
Other long-term liability (note 16)	4,070	28,785	21,278
Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB450,585 and RMB264,074 as of September 30, 2018 and 2019, respectively)	39,106	276,587	453,449
Commitments and contingencies (note 23)
Shareholders' equity:
Preferred stock (no par value; 1,000,000 shares authorized, none issued)	0	0	0
Common stock (no par value; 60,000,000 shares authorized, 3,261,153 and 4,866,633 shares issued as of September 30, 2018 and 2019; 3,196,244 and 4,801,724 shares outstanding as of September 30, 2018 and 2019, respectively)	0	0	0
Additional paid-in capital	69,876	494,098	428,311
Accumulated deficit	(67,012)		(411,723)
Treasury stock at cost (64,909 and 64,909 shares as of September 30, 2018 and 2019, respectively)	(2,709)	(19,163)	(19,163)
Accumulated other comprehensive loss	(3,364)	(23,776)	(22,136)
Total Origin Agritech Limited shareholders' equity	(3,209)	(22,684)	(24,711)
Non-controlling interests	1,019	7,209	1,363
Total equity | ¥		(15,475)	(23,348)
Total liabilities and equity	$ 36,916	¥ 261,112	¥ 430,101